LETTER FROM THE FUNDS' MANAGEMENT                                             1


Dear Shareholder:

We are pleased to provide you with the Annual Report of the Pilot International Equity Fund for the year ended August 31, 1996.

     The Fund delivered strong performance relative to its benchmark as most international markets produced a modest rally after a lackluster 1994-95 period. Your Fund has benefited from continued favorable trends in global economic conditions, including signs of economic recovery in Japan and strong performance in many of the European economies, in particularly Switzerland, the Netherlands, and Sweden. Our portfolio managers believe that the outlook for international markets is attractive. We encourage all shareholders to view the Fund as an excellent vehicle for achieving international diversification for their total portfolio.

     The Pilot Funds are pleased to announce the introduction of two new portfolios which will be available for investment this October*. The Pilot Growth Equity Fund is designed to provide investors with long-term capital growth by investing in companies expected to sustain superior profitability, strong competitive advantages, and the potential for above-average appreciation over time. The Pilot Diversified Bond Income Fund will seek to provide investors with total return, emphasizing current income and preservation of capital by investing primarily in debt securities with average weighted maturities between five and fifteen years. We believe these two new portfolios will provide shareholders and new investors with even greater investment diversification within The Pilot Family of Funds.

     It was announced on August 30, 1996 that Boatmen's Bancshares, Inc., of which The Pilot Funds' investment advisor, Boatmen's Trust Company is a subsidiary, will be acquired by Nationsbank Corporation, N.A. of Charlotte, NC. The combined Nations/Boatmen's organizations will continue to provide the same superior investment management expertise to The Pilot Funds that shareholders have come to expect.

     Thank you for choosing The Pilot Funds to help meet your investment goals. Should you have any questions or wish to learn more about any of the Funds, please call your local Boatmen's representative or The Pilot Funds at 1-800-71-PILOT (717-4568).

Sincerely,

David F. Toth
SENIOR VICE PRESIDENT
Boatmen's Trust Company
-------------------------------------------------------------------------------
* The Funds are effective and registered with the SEC. They will not be available for sale, by decision of the Distributor, until October, 1996.

FUND HIGHLIGHTS                                                            2

-------------------------------------------------------------------------------
Average Annual Total Returns for The Pilot International Equity Fund as of August 31, 1996

                                                         1-Year                 5-Year*                   10-Year*
---------------------------------------------------------------------------------------------------------------------------
Pilot Shares                                             10.64%                 8.59%                     9.42%
---------------------------------------------------------------------------------------------------------------------------
Class A Shares at NAV**                                  10.40%                 8.31%                     9.14%
---------------------------------------------------------------------------------------------------------------------------
Class A  Shares at Offer**                                 5.44%                7.32%                     8.64%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV***                                  -2.85%
---------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT CDSC***                                 -7.22%
---------------------------------------------------------------------------------------------------------------------------

*Periods of more than one year are annualized.
**Effective August 21, 1995 the Administration Class Shares of the Fund were redesignated as the Class A Shares of the Fund.
***Effective July 1, 1996, the Fund commenced offering Class B Shares.

Past performance is not a guarantee of future results. Investment returns and principal value may fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Note: This table reflects the fact that Class A and Class B Shares are subject to different fees and expenses. Class A Shares are subject to a front-end sales load of up to 4.5% of the offering price and a Rule 12b-1 fee of up to .25 of 1%. Class B Shares are subject to Contingent Deferred Sales Charges for redemptions before the periods outlined in the Funds' prospectuses and a Rule 12b-1 fee of up to 1%. All other Fund expenses related to Class A and B Shares are the same as for Pilot Shares.


For periods prior to July 12, 1993, the performance information for the Fund reflects the performance for the Kleinwort Benson International Equity Portfolio of Kleinwort Benson Investment Strategies, all of the assets of which were acquired by the Pilot International Equity Fund in a reorganization effective July 12, 1993. Prior to that date, the Kleinwort Benson International Equity Portfolio was advised solely by Kleinwort Benson International Investment Limited.

International funds are subject to special risks such as currency fluctuations and differences in accounting and taxation standards.

-------------------------------------------------------------------------------
THE FUNDS ARE ADVISED BY BOATMEN'S TRUST COMPANY, A NON-BANK SUBSIDIARY OF BOATMEN'S BANCSHARES, INC., AND ARE DISTRIBUTED BY PILOT FUNDS DISTRIBUTORS, INC., WHICH IS NOT AFFILIATED WITH BOATMEN'S TRUST COMPANY. BOATMEN'S TRUST COMPANY RECEIVES FEES FOR PROVIDING INVESTMENT ADVISORY SERVICES TO THE FUNDS.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

FUND HIGHLIGHTS                                                            3

-------------------------------------------------------------------------------
Portfolio Composition by Sector*
as of 8/31/96

[Pie Chart inserted here]
Finance 16.3%
Utilities 8.9%
Food and Tobacco 5.7%
Health and Personal Care 7.5%

Merchandising 20.4%

Autos, Appliances 4.3%
Technology 11.6%
Capital Goods and
Construction 7.3%
Metals 4.4%
Building Materials, Chemicals,
Forest Products 6.2%
Energy 3.7%
Multi-Industry 3.7%


Ten Largest Holdings*
as of 8/31/96

                                                Percentage
Security Description      Country               of Portfolio
------------------------------------------------------------
Ahold                           The Netherlands    1.3%
------------------------------------------------------------
Roche Holdings Genusscheine     Switzerland        1.2%
------------------------------------------------------------
Toyota Motor                    Japan              1.2%
------------------------------------------------------------
Randstad Holdings               The Netherlands    1.1%
------------------------------------------------------------
Tokio Marine & Fire             Japan              1.1%
------------------------------------------------------------
Gehe                            Germany            1.1%
------------------------------------------------------------
Secom Company                   Japan              1.1%
------------------------------------------------------------
Wolters Kluwer                  The Netherlands    1.1%
------------------------------------------------------------
Hoya Corporation                Japan              1.1%
------------------------------------------------------------
Sharp Corporation               Japan              1.1%
------------------------------------------------------------

*Fund holdings are subject to change.

[Graph inserted here]

------------------------------------------------------------
Growth of a $10,000 Investment


                             11/83          8/96
EAFE(TM) Index              $10,000       $59,852
Pilot Shares                 10,000        49,831
Class A Shares (at offer)    10,000        46,093


The Morgan Stanley Capital International EAFE(TM) Index is an unmanaged index representing major European, Australian and Far East common stock.

LETTER FROM THE PORTFOLIO MANAGERS                                         4

Pilot International Equity Fund


Dear Shareholder:

The Pilot International Equity Fund had a good year, gaining 10.8% (Pilot Shares), while the benchmark Morgan Stanley Capital International Europe Australasia Far East Index (EAFE(TM) Index) rose 7.9%. Stock selection was an overall positive with the regional portfolios in the UK, Japan, Mature Pacific and Latin America performing well. Asset allocation was also generally positive, with the portfolio benefiting from its overweighting in the Pacific ex-Japan and its underweighting to Japan. Exposure to Japan was increased as signs of a weak economic recovery began to emerge and the outlook for corporate earnings improved. This proved to be premature but the Fund is still underweight compared to the index thereby limiting the effect of this market's relative underperformance. The Morgan Stanley Capital International (MSCI) Japan Index fell 2.2% over this period in dollar terms, performance being adversely affected by the weakness of the Yen which fell by 10.5% against the dollar. However, your Fund's performance was considerably enhanced by its hedging strategy which protected the portfolio's U.S. dollar returns from the U.S. dollar's strength. The Fund's underweighting in the UK and Ireland negatively impacted performance, as the MSCI UK Index returned 15.6%. However, excellent stock selection in the region helped minimize any downside. Fund performance was enhanced by our overweighted stance in the main Asian markets. The MSCI Pacific ex-Japan Index returned 13.0% with Hong Kong performing particularly well.

EUROPE

Europe was the second best performing region in the EAFETM Index, just behind the UK, despite worries over an economic slowdown and political concerns in France and Italy. This was largely due to the region's more benign interest rate environment as the Bundesbank cut rates to stimulate the economy. Despite recent attempts by the Bundesbank to promote Deutschemark weakness and hence increase competitiveness, the U.S. dollar strengthened by only 0.9% against the Deutschemark over the last twelve months. The MSCI European Index rose 15.2% with Switzerland, the Netherlands and Sweden contributing particularly strong performance.


-------------------------------------------------------------------------------
Portfolio Composition by Region*
as of 8/31/96

[Graph inserted here of
percentage points for the
following regions]

Japan     Continental     Emerging     UK and      Far East    Cash
          Europe          Markets      Ireland

28.8%      31.7%           14.0%        11.0%       11.1%      3.4%

*Portfolio holdings are subject to change.

JAPAN

Japan began to show tentative signs of a recovery as economic indicators showed a slight pick-up in activity and investors perceived the worst of the recession to be over. However, domestic investors remained on the sidelines, failing to support the market, and concerns over the banks' bad loan write-offs persisted. The Yen weakened by 10.5% against the U.S. dollar and within the portfolio a bias towards capital goods and exporters ensured that the portfolio benefited from this Yen weakness.

ASIA

Asian markets had a strong twelve months with the MSCI Pacific ex-Japan Index rising 13.0% in U.S. dollar terms. Following the strong performance of the U.S. market in 1995, investors turned their attention to the Asian markets which had underperformed. As the performance of the main Asian economies are closely tied to U.S. interest rates, declines in U.S. interest rates supported valuations in the region with the property and bank sectors benefiting in particular. Foreign asset flows into the region accelerated significantly and exerted considerable influence on the main markets with the Hang Seng Index rising by 21.6% in local terms.

EMERGING MARKETS

After an exceptionally weak 1995 fourth quarter due to political concerns, volatile interest rates and exchange rates, Latin America rallied strongly this year to end up 7.1% over the last twelve months. Despite the flow of foreign money into the Pacific region, the emerging markets remained relatively subdued due to concerns about overheating and politics. Thailand in particular has suffered, falling 16.2% in local terms over the last twelve months due to economic concerns, a growing current account deficit and disappointing corporate earnings. Overall, the IFC Composite Investables gave a total return in U.S. dollars of 6.3%.

Sincerely,

Michael E. Kenneally
Senior Vice President
Boatmen's Trust Company

Sally Godley Maynard
Senior Portfolio Manager
Kleinwort Benson Investment
Management Americas Inc.


Please place broker/dealer information here.

---------------------------------------------
|                                           |
|                                           |
|                                           |
|                                           |
|                                           |
---------------------------------------------

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996

==========================================================

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
-------------------------------------------------------------
COMMON STOCKS--94.8%

ARGENTINA PESO--0.3%
Telecommunications--0.3%
     269,966  Naviera Perez Comp., Class A*      $  1,532,767
                                                 ------------
AUSTRALIAN DOLLAR--4.1%
Banking--0.4%
     475,000  Commonwealth Bank of Australia        2,574,471
                                                 ------------
Broadcasting & Publishing--0.5%
     565,000  News Corp. Ltd.                       3,013,090
                                                 ------------
Commercial Services--0.8%
     140,000  Brambles Industries Ltd.              2,093,600
     400,000  Mayne Nickless Ltd.                   2,680,694
                                                 ------------
                                                    4,774,294
                                                 ------------
Energy Sources--0.5%
     209,000  Broken Hill Proprietary Co. Ltd.      2,847,628
                                                 ------------
Entertainment--0.5%
   2,000,000  Sydney Harbour Casino Holdings*       2,848,435
                                                 ------------
Metals & Mining--1.0%
   2,070,000  M.I.M. Holdings Ltd.                  2,653,317
     501,250  Western Mining Corp.                  3,490,124
                                                 ------------
                                                    6,143,441
                                                 ------------
                                                   22,201,359
                                                 ------------
AUSTRIAN SCHILLING--0.4%
Engineering--0.4%
      20,000  VA Technologies A.G.                  2,561,806
                                                 ------------
BELGIAN FRANC--0.6%
Retail Stores/Catalog--0.6%
      83,000  G.I.B. Holdings NPV                   3,671,310
                                                 ------------
BRITISH POUND STERLING--10.2%
Advertising--0.8%
   1,425,000  WPP Group PLC                         5,133,871
                                                 ------------

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
-------------------------------------------------------------
Banking--1.1%
     285,281  Royal Bank of Scotland             $  2,171,506
     407,512  Standard Chartered Bank PLC           4,522,285
                                                 ------------
                                                    6,693,791
                                                 ------------
Chemicals--0.6%
     250,000  BOC Group PLC                         3,391,711
                                                 ------------
Commercial Services--1.1%
     600,000  Inchcape PLC                          2,789,956
     961,500  Securicor PLC                         4,057,628
                                                 ------------
                                                    6,847,584
                                                 ------------
Electrical Components & Instruments--0.7%
     415,789  Premier Farnell Electronic PLC        4,269,702
                                                 ------------
Financial Services--0.6%
   1,000,000  Invesco PLC                           3,766,831
                                                 ------------
Food & Household Products--0.7%
     411,000  Reckitt & Coleman PLC                 4,374,698
                                                 ------------
Leisure & Tourism--0.9%
     403,354  Granada Group PLC                     5,494,307
                                                 ------------
Multi-Industry--0.6%
     567,638  Morgan Crucible Co., PLC              3,823,912
                                                 ------------
Oil & Gas Products & Services--0.8%
     343,000  Shell Transport & Trading Co.         4,991,177
                                                 ------------
Pharmaceuticals--0.8%
     200,000  Zeneca PLC                            4,782,782
                                                 ------------
Printing & Publishing--1.4%
     400,000  Emap PLC                              4,451,426
     349,000  Reuters Holdings PLC                  4,069,335
                                                 ------------
                                                    8,520,761
                                                 ------------
                                                   62,091,127
                                                 ------------
BRAZILIAN CRUZIERO--0.7%
Home Appliances--0.4%
   7,000,000  Brasmotor S.A.                        2,134,762
                                                 ------------

----------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

=============================================================

Shares or
Principal                                              Value
Amount                Description                    (Note 2)
-------------------------------------------------------------
Telecommunications--0.3%
  32,300,000  Telec Brasilieiras S.A.            $  1,958,958
                                                 ------------
                                                    4,093,720
                                                 ------------
DANISH KRONE--0.3%
Telecommunications--0.3%
      32,000  Tele Danmark, Class B                 1,579,895
                                                 ------------
FINNISH MARKKA--0.8%
Airlines--0.3%
     250,000  Finnair OY                            1,773,466
                                                 ------------
Forest Products & Paper--0.5%
     370,000  Enso Gutzeit OY*                      3,162,924
                                                 ------------
                                                    4,936,390
                                                 ------------
FRENCH FRANC--7.8%
Automotive--0.8%
      40,000  Peugeot S.A.                          4,588,508
                                                 ------------
Beverages & Tobacco--0.7%
      20,000  LVMH Moet Hennessy                    4,220,636
                                                 ------------
Broadcasting & Publishing--0.6%
      33,000  TV Francaise                          3,772,465
                                                 ------------
Building Materials & Components--0.4%
      46,000  Lafarge-Coppee                        2,547,413
                                                 ------------
Business & Public Service--0.3%
      20,054  Lyonnaise Des Eaux-Dumez              1,760,240
                                                 ------------
Electronic Products--0.5%
     200,000  Unisor Sacilor S.A.                   2,749,149
                                                 ------------
Energy Sources--0.7%
      60,000  Societe Elf Aquitaine S.A.            4,376,487
                                                 ------------
Financial Services--0.8%
      50,000  CIE Bancaire                          4,954,402
                                                 ------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
-------------------------------------------------------------
Food & Household Products--0.4%
      17,058  Groupe Danone                         2,358,244
                                                 ------------
Health & Personal Care--0.7%
      18,500  Roussel-UCLAF                      $  4,302,913
                                                 ------------
Leisure & Tourism--0.6%
      31,941  Accor                                 3,872,509
                                                 ------------
Merchandising--0.6%
      20,231  Castorama Dubois Investments          3,937,276
                                                 ------------
Office Equipment & Services--0.6%
      50,000  Strafor-Facom                         3,906,165
                                                 ------------
                                                   47,346,407
                                                 ------------
GERMAN DEUTSCHEMARK--4.6%
Banking--1.4%
     100,000  Deutsche Bank, A.G.                   4,958,726
      87,900  Deutsche Pfandbrief and Hypo
                Bank, A.G.                          3,500,419
                                                 ------------
                                                    8,459,145
                                                 ------------
Chemicals--0.5%
      75,000  Henkel Kgaa-Vorzug                    3,067,907
                                                 ------------
Conglomerates--0.5%
      13,000  Preussag, A.G.                        3,066,588
                                                 ------------
Construction & Housing--0.5%
      38,260  Hochtief, A.G.                        1,807,112
       4,000  Weru, A.G.                            1,393,965
                                                 ------------
                                                    3,201,077
                                                 ------------
Insurance--0.6%
       1,500  Muenchener Rueckversich               3,456,153
                                                 ------------
Pharmaceuticals--1.1%
     100,000  GEHE, A.G.                            6,563,139
                                                 ------------
                                                   27,814,009
                                                 ------------
HONG KONG DOLLAR--5.1%
Banking--1.2%
     409,400  HSBC Holdings PLC                     7,067,970
                                                 ------------

----------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

----------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
-------------------------------------------------------------
Broadcasting & Publishing--0.3%
     440,000  Television Broadcasts, Ltd.        $  1,564,772
                                                 ------------
Business & Public Services--0.7%
   1,060,000  Wharf Holdings                        4,002,712
                                                 ------------
Merchandising--0.4%
   2,612,000  Giordano International, Ltd.          2,161,816
                                                 ------------
Multi-Industry--1.7%
     650,000  Hutchison Whampoa                     3,933,913
     450,000  Swire Pacific, Class A, (HKD)         4,000,836
   3,400,000  Guangdong Investment                  2,440,268
                                                 ------------
                                                   10,375,017
                                                 ------------
Real Estate--1.0%
   1,500,000  Shargri La Asia Ltd.                  1,959,197
     400,000  Sun Hung Kai Properties, Ltd.         3,905,463
                                                 ------------
                                                    5,864,660
                                                 ------------
                                                   31,036,947
                                                 ------------
INDONESIAN RUPIAH--0.6%
Beverages & Tobacco--0.3%
     464,000  Gudang Garam                          1,703,842
                                                 ------------
Multi-Industry--0.3%
   1,550,000  PT Astra International                2,018,574
                                                 ------------
                                                    3,722,416
                                                 ------------
IRISH PUNT--0.7%
Building Materials & Components--0.7%
     404,557  CRH PLC (Dublin Registered)           4,162,953
                                                 ------------
ITALIAN LIRA--1.5%
Machinery & Engineering--0.4%
     660,000  SASIB                                 2,361,868
                                                 ------------
Telecommunications--0.7%
   1,300,000  Societe Fiananziaria Telefonica       4,135,257
                                                 ------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
-------------------------------------------------------------
Utilities-Electric & Gas--0.5%
     200,000  Edison SPA                            1,081,529
     500,000  Italgas                               1,709,770
                                                 ------------
                                                    2,791,299
                                                 ------------
                                                    9,288,424
                                                 ------------
JAPANESE YEN--28.7%
Appliances & Household Durables--1.7%
     400,000  Sharp Corp.                        $  6,335,171
     800,000  Sanyo Electric Co.                    4,125,228
                                                 ------------
                                                   10,460,399
                                                 ------------
Automobiles--1.2%
     300,000  Toyota Motor Corp.                    7,237,565
                                                 ------------
Banking--2.3%
     240,000  Sanwa Bank                            4,243,091
     200,000  Fuji Bank                             3,683,239
     282,000  Bank of Toyko -- Mitsubishi           5,738,671
                                                 ------------
                                                   13,665,001
                                                 ------------
Building Materials & Components--0.3%
     164,000  INAX Corp.                            1,570,533
                                                 ------------
Business & Public Services--2.8%
     209,000  Canon Sales Co., Inc.                 5,465,558
     100,000  Secom Co., Ltd.                       6,399,628
     400,000  Toppan Printing Co.                   5,046,037
                                                 ------------
                                                   16,911,223
                                                 ------------
Chemicals--2.3%
     860,000  Asahi Chemical Industries             5,780,844
     900,000  Dainippon Ink & Chemicals, Inc.       3,928,174
     250,000  Shin-Etsu Chemical                    4,419,887
                                                 ------------
                                                   14,128,905
                                                 ------------
Construction & Housing--1.0%
     800,000  Mitsubishi Heavy Industries           6,327,805
                                                 ------------
Electrical & Electronic--2.6%
     600,000  Fujitsu                               5,408,837
     600,000  Hitachi                               5,513,809
     300,000  Matsushita Electric Industries        5,055,246
                                                 ------------
                                                   15,977,892
                                                 ------------

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

-------------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
=============================================================
Electrical Components & Instruments--2.6%
     100,000  TDK Corp.                          $  5,764,269
      63,000  Kyocera Corp.                         4,281,213
      44,000  Keyence Corp.                         5,591,157
                                                 ------------
                                                   15,636,639
                                                 ------------
Food & Household Products--1.5%
     194,000  House Foods Industry                  3,537,014
     483,000  KAO Corp.                             5,737,289
                                                 ------------
                                                    9,274,303
                                                 ------------
Health & Personal Care--1.7%
     200,000  Hoya Corp.                            6,353,587
     266,000  Daiichi Pharmaceutical Co., Ltd.      4,065,928
                                                 ------------
                                                   10,419,515
                                                 ------------
Industrial Components--0.7%
     400,000  NGK Spark Plug Co.                    4,125,228
                                                 ------------
Insurance--1.1%
     600,000  Tokio Marine & Fire                   6,850,825
                                                 ------------
Merchandising--1.4%
      96,500  York-Benimaru Co.                     3,794,243
     250,000  Marui Co., Ltd.                       4,903,312
                                                 ------------
                                                    8,697,555
                                                 ------------
Recreation & Other Consumer Goods--1.4%
     500,000  Citizen Watch Co.                     4,019,335
     400,000  Nikon Corp.                           4,346,222
                                                 ------------
                                                    8,365,557
                                                 ------------
Steel--0.9%
   1,650,000  Nippon Steel                          5,226,516
                                                 ------------
Telecommunications--0.9%
     400,000  Nippon Comsys Corp.                   5,303,864
                                                 ------------
Tools-Hand/Machine--0.7%
     260,000  Mori Seiki Co.                        4,309,390
                                                 ------------
Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
=============================================================
Transportation-Road/Rail--1.6%
     600,000  Nippon Express Co.                    5,287,290
     225,000  Shimano, Inc.                         4,164,362
                                                 ------------
                                                    9,451,652
                                                 ------------
                                                  173,940,367
                                                 ------------
MALAYSIAN RINGGIT--1.0%
Diversified--0.1%
     130,000  Sime Darby                         $    440,493
                                                 ------------
Financial --0.1%
     440,000  Public Bank Berhad                      843,374
                                                 ------------
Leisure--0.2%
     145,000  Genting Berhad                        1,069,856
                                                 ------------
Machinery & Engineering--0.4%
     300,000  United Engineers Berhad               2,129,286
                                                 ------------
Telecommunications--0.2%
     160,000  Telekom Malaysia Berhad               1,411,503
                                                 ------------
                                                    5,894,512
                                                 ------------
MEXICAN PESO--0.2%
Diversified--0.0%
     108,500  Invercorpaction S.A.*                    13,729
                                                 ------------
Financial Services--0.2%
     600,000  Grupo Financiero Banamexico --
                Class B*                            1,293,789
                                                 ------------
                                                    1,307,518
                                                 ------------
NETHERLANDS GUILDER--6.0%
Appliances & Household Durables--0.6%
     115,760  Philips Electronics NV                3,920,107
                                                 ------------
Broadcasting & Publishing--1.1%
      50,574  Wolters Kluwer CVA                    6,365,169
                                                 ------------
Business & Public Services--2.1%
     248,128  Getronics NV                          6,051,091
      92,000  Randstad Holdings                     6,919,623
                                                 ------------
                                                   12,970,714
                                                 ------------

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

-------------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
=============================================================
Energy--0.6%
      25,000  Royal Dutch Petroleum Co. NV       $  3,742,556
                                                 ------------
Manufacturing-Capital Goods--0.3%
      20,000  DSM NV                                1,847,132
                                                 ------------
Merchandising--1.3%
     138,162  Koninklijke Ahold                     7,739,505
                                                 ------------
                                                   36,585,183
                                                 ------------
NORWEGIAN KRONE--0.3%
Machinery & Engineering--0.3%
      28,000  Kvaerner Industries, A.S. Class B       917,777
      25,074  Kvaerner Industries, A.S. Class A       894,273
                                                 ------------
                                                    1,812,050
                                                 ------------
PHILIPPINE PESO--0.2%
Banking--0.1%
      25,600  Philippine National Bank*               427,562
                                                 ------------
Utilities-Electric & Gas--0.1%
      84,500  Manila Electric Co., Class B            648,387
                                                 ------------
                                                    1,075,949
                                                 ------------
POLISH ZLOTY--0.1%
Construction & Housing--0.1%
     280,000  Mostostal-Export, S.A.                  797,512
                                                 ------------
PORTUGUESE ESCUDA--0.9%
Banking--0.1%
      40,000  Banco Espirito Santo*                   665,127
                                                 ------------
Building Materials & Components--0.2%
      32,000  Cimpor Cimentos de Portugal, S.A.       718,971
      44,000  Corticeira Amorim Gestora               505,180
                                                 ------------
                                                    1,224,151
                                                 ------------
Engineering--0.1%
      62,000  Engil-SGPS                              561,293
                                                 ------------
Food & Household Products--0.1%
       9,100  Estabelev Jeronimo Martins              846,651
                                                 ------------
Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
-------------------------------------------------------------
Insurance--0.2%
      61,000  Companhia de Seguros Mundial
                Confianca S.A.*                  $    507,159
      32,600  Companhia de Seguros Tranquilidade      638,878
                                                 ------------
                                                    1,146,037
                                                 ------------
General Merchandise--0.0%
       9,000  Modelo Continente Sociedade
                Gestora                               260,112
                                                 ------------
Telecommunications--0.1%
      29,000  Portugal Telecom S.A.                   776,714
                                                 ------------
                                                    5,480,085
                                                 ------------
SINGAPOREAN DOLLAR--3.2%
Banking--0.6%
     290,687  Development Bank of Singapore,
                Ltd.                                3,408,352
                                                 ------------
Food & Household Products--0.5%
      43,200  Fraser & Neave, Warrants, 5/7/98*       204,146
     300,000  Fraser & Neave                        3,027,224
                                                 ------------
                                                    3,231,370
                                                 ------------
Leisure & Tourism--0.2%
     185,000  Genting Berhad                        1,367,225
                                                 ------------
Machinery & Engineering--0.6%
     450,000  Keppel                                3,421,616
                                                 ------------
Multi-Industry--0.5%
   1,200,000  Singapore Technologies Industrial
                Corp.                               2,848,148
                                                 ------------
Printing & Publishing--0.3%
     120,000  Singapore Press Holdings              2,080,683
                                                 ------------
Real Estate--0.5%
     375,000  City Developments                     3,117,827
                                                 ------------
                                                   19,475,221
                                                 ------------
SPANISH PESETA--2.4%
Banking--0.5%
      75,000  Corporacion Bancaria de Espana        3,100,883
                                                 ------------

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

-------------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
=============================================================
Energy Sources--0.5%
     100,000  Respol S.A.                        $  3,250,829
                                                 ------------
Utilities-Electric & Gas--1.4%
      20,000  Gas Natural SDG S.A.                  3,838,617
      76,000  Empresa Nacional Electricidad         4,430,723
                                                 ------------
                                                    8,269,340
                                                 ------------
                                                   14,621,052
                                                 ------------
SWEDISH KRONA--1.0%
Machine Construction & Manufacturing--0.7%
     200,000  Atlas Copco Atiebolag, Class A        4,005,871
                                                 ------------
Telecommunications--0.4%
     100,000  Tlelfonaktiebolaget LM Ericsson       2,335,498
                                                 ------------
                                                    6,341,369
                                                 ------------
SWISS FRANC--4.1%
Business & Consumer Services--0.6%
       1,500  SGS Holdings                          3,513,368
                                                 ------------
Diversified--0.8%
       4,000  ABB A.G.                              4,940,008
                                                 ------------
Financial Services--0.9%
      40,000  CS Holdings                           4,158,424
                                                 ------------
Food & Household Products--0.7%
       3,856  Nestle, S.A.                          4,523,898
                                                 ------------
Health & Personal Care--1.2%
         970  Roche Holdings, Warrants*                26,526
         970  Roche Holdings, A.G.                  7,407,214
                                                 ------------
                                                    7,433,740
                                                 ------------
                                                   24,569,438
                                                 ------------
THAI BAHT--1.0%
Banking--0.3%
     160,000  Bangkok Bank (FGN)                    2,023,311
                                                 ------------
Building Materials & Components--0.1%
     168,000  T.P.I. Polene (FOR)                     770,123
                                                 ------------

 Shares or
 Principal                                              Value
   Amount                Description                 (Note 2)
=============================================================
Utilities-Electric & Gas--0.2%
     440,000  Electricity Generating             $  1,304,087
                                                 ------------
Real Estate--0.3%
     147,200  Land & House                          2,117,395
                                                 ------------
                                                    6,214,916
                                                 ------------
TURKISH LIRE--0.3%
Appliances & Household Durables--0.1%
   4,818,325  PT Arcelik, A.S.                        427,604
                                                 ------------
Building Materials & Components--0.1%
  16,579,163  Trakya Cam Sananyll                     773,879
                                                 ------------
Food & Household Products--0.1%
     704,700  Migros Turk                             560,413
                                                 ------------
                                                    1,761,896
                                                 ------------
UNITED STATES DOLLAR--8.1%
Automobiles--0.2%
      85,500  Tata Engineering & Locomotion
                Co.(GDR)                            1,421,010
                                                 ------------
Banking--0.9%
      36,000  Banco Frances (ADR)                     832,500
      88,000  Banco Industrial Colombiano,
                S.A.(ADR)                           1,628,000
                                                 ------------
      85,000  Banco O'Higgins (ADR)                 1,880,625
      10,000  Banque Marocaine (ADR)*                 130,000
      40,000  Credicorp Ltd.                          780,000
                                                 ------------
                                                    5,251,125
                                                 ------------
Beverages & Tobacco--0.3%
     182,300  Quilmes Industrial (ADR)              1,823,000
                                                 ------------
Closed-End Mutual Funds--0.8%
     798,600  Five Arrow Chile Investment Trust     2,343,891
      55,000  Korea Fund, Inc.                      1,051,875
     120,000  Republic of China Fund*               1,320,000
                                                 ------------
                                                    4,715,766
                                                 ------------
Construction--0.1%
     115,000  Cemex S.A. (ADR)*                       842,755
                                                 ------------

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
==============================================================
Electrical & Electronics--0.7%
     190,000  Elektrim, S.A. (ADR)               $  1,871,500
      40,000  Korea Electric (ADR)                    850,000
      38,350  Manila Electric Co. (GDS)             1,418,950
       3,930  Samsung Electric Co. (GDS)              107,707
      10,661  Samsung Electric Co. (NV) (GDR)         247,868
                                                 ------------
                                                    4,496,025
                                                 ------------
Engineering--0.2%
     198,000  Advanced Semiconducting
                Engineering (GDR)                   1,410,750
                                                 ------------
Entertainment--0.2%
      49,300  Grupo Televisa (GDR)                  1,497,488
                                                 ------------
Financial Services--0.2%
     183,318  Corporacion Financiera (ADR)          1,407,424
                                                 ------------
Food & Household Products--0.2%
     222,937  Mavesa, S.A. (ADR)                    1,126,411
                                                 ------------
Health & Personal Care--0.1%
      80,000  Barlow, Ltd. (ADR)                      736,256
                                                 ------------
Merchandising--0.3%
   1,030,000  Cifra, S.A. de C.V. (ADR)*            1,596,500
                                                 ------------
Metals-Iron/Steel--0.1%
      35,000  Pohang Iron & Steel, Ltd. (ADR)         765,625
                                                 ------------
Metal-Non Ferrous--0.5%
      60,000  Hindalco Industries (GDR)             2,010,000
     270,000  Siderurgica Venezolana (ADR)            871,101
                                                    2,881,101
                                                 ------------
Mining--0.1%
      50,000  Impala Platinum Holdings (ADR)          662,945
                                                 ------------
Multi-Industry--0.4%
      72,000  Corimon CASACA (ADR)*                    50,400
     110,552  Desc, S.A. de C.V. (ADR)*             2,266,316
                                                 ------------
                                                    2,316,716
                                                 ------------
Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
--------------------------------------------------------------
Consumer Goods--0.9%
      30,000  Gedeon Richter (ADR)                  1,704,000
      50,000  Luxottica Group (ADR)                 3,818,750
                                                 ------------
                                                    5,522,750
                                                 ------------
Telecommunications--0.7%
      36,700  Philippine Long Distance
                Telephone (ADR)                  $  2,197,413
      76,900  Telefonica del Peru (ADR)             1,797,537
                                                 ------------
                                                    3,994,950
                                                 ------------
Utilities-Electric & Gas--1.1%
      55,694  Cemig, S.A. (ADR)                     1,676,562
      52,000  Enersis, S.A. (ADR)                   1,618,500
      75,220  Empresa Nacional de Electricidad,
                S.A. (ADR)                          1,476,193
      10,000  Empresa Nacional de Electricidad,
                S.A. (ADR)                            587,500
      50,000  Hub Power Co. (GDR)*                  1,081,250
                                                 ------------
                                                    6,440,005
                                                 ------------
                                                   48,908,602
                                                 ------------
--------------------------------------------------------------
TOTAL COMMON STOCKS (cost $508,646,348)           574,825,200
--------------------------------------------------------------
PREFERRED STOCKS--1.2%

BRAZILIAN CRUZEIRO--0.4%
Banking--0.4%
 276,644,579  Banco Bradesco, S.A.               $  2,340,509
                                                 ------------
GERMAN DEUTSCHEMARK--0.7%
Machinery & Engineering--0.4%
       6,875  GEA, A.G.                             2,233,051
                                                 ------------
Health & Personal Care--0.4%
      50,000  Fielmann, A.G.                        2,121,398
                                                 ------------
                                                    4,354,449
                                                 ------------
U.S. DOLLAR--0.1%
Electrical & Electronic--0.1%
      11,306  Cemig                                   340,346
                                                 ------------
-------------------------------------------------------------
TOTAL PREFERRED STOCKS (cost $5,694,614)            7,035,304
-------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS (cost $514,340,962)   581,860,504

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Portfolio of Investments (continued)
August 31, 1996

-------------------------------------------------------------

Shares or
Principal                                              Value
Amount                   Description                 (Note 2)
=============================================================
SHORT-TERM INVESTMENTS--3.7%
 22,135,042  Banker's Trust Money Fund           $ 22,135,042
-------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (cost $22,135,042)    22,135,042
-------------------------------------------------------------
TOTAL INVESTMENTS (cost $536,476,004**)--99.7%    603,995,546
-------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.3%         1,938,019
-------------------------------------------------------------
NET ASSETS--100.0%                               $605,933,565
=============================================================
* Non-income producing security.
** Represents cost for financial reporting purposes and
   differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting
   purposes in excess of federal income tax reporting of
   approximately $372,000.
   Cost for federal income tax purposes differs from value by net unrealized appreciation from investments as follows:

Gross unrealized appreciation from investments   $ 92,075,253

Gross unrealized depreciation from investments   (24,927,506)
-------------------------------------------------------------
Net unrealized appreciation from investments     $ 67,147,747
=============================================================

ADR--American Depository Receipt.
GDR--Global Depository Receipt.
GDS--Global Depository Shares.

-------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Portfolio of Investments (continued)
August 31, 1996

--------------------------------------------------------------------------------

                                                                                                                   Unrealized
                                                                              Value on                            Appreciation
        Forward Foreign Currency Exchange Contracts           Expiring     Settlement Date     Current Value     (Depreciation)
==============================================================================================================================
CURRENCY SOLD:
German Deutschemark                                            9/20/96       $22,935,780        $23,664,651       $   (728,871)
Netherlands Guilder                                            9/20/96        22,261,277         22,932,911           (671,634)
                                                                           ---------------     -------------     --------------
                                                                             $45,197,057        $46,597,562       $ (1,400,505)
------------------------------------------------------------------------------------------------------------------------------
CURRENCY PURCHASED:
Philippine Peso                                                 9/5/96       $   433,402        $   432,588       $       (814)
                                                                           ---------------     -------------     --------------
                                                                             $   433,402        $   432,588       $       (814)
==============================================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1996

--------------------------------------------------------------------------------

ASSETS:
Investment in securities, at value (cost $514,340,962)....................................................   $581,860,504
Short-term investments, at cost...........................................................................     22,135,042
-------------------------------------------------------------------------------------------------------------------------
Total Investments.........................................................................................    603,995,546
Cash and foreign currency.................................................................................      1,290,272
Receivable from brokers for investments sold..............................................................        617,921
Dividends receivable......................................................................................        544,338
Interest receivable.......................................................................................         98,555
Foreign taxes receivable..................................................................................        501,622
Receivable for Portfolio shares sold......................................................................      1,627,217
Deferred organization costs and other assets..............................................................        311,076
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS..............................................................................................    608,986,547
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable to brokers for investments purchased..............................................................        912,139
Payable for Portfolio shares redeemed.....................................................................        158,326
Payable for forward foreign currency exchange contracts...................................................      1,401,319
Advisory fees payable.....................................................................................        403,208
Administration fees payable...............................................................................         55,638
Distribution fees payable (Class A Shares)................................................................         34,076
Distribution fees payable (Class B Shares)................................................................            141
Custodian fees payable....................................................................................         76,432
Other accrued expenses....................................................................................         11,703
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES.........................................................................................      3,052,982
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS................................................................................................   $605,933,565
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  ($0.001 PAR VALUE, UNLIMITED NUMBER OF SHARES AUTHORIZED):
PILOT SHARES:
  Net assets..............................................................................................   $579,019,007
  Shares of beneficial interest issued and outstanding....................................................     33,969,619
  Net asset value.........................................................................................   $      17.05
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
  Net assets..............................................................................................   $ 26,730,103
  Shares of beneficial interest issued and outstanding....................................................      1,581,654
  Net asset value.........................................................................................   $      16.90
-------------------------------------------------------------------------------------------------------------------------
SALES CHARGE--4.50% OF OFFERING PRICE.....................................................................           0.80
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE....................................................................................   $      17.70
-------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
  Net assets..............................................................................................   $    184,455
  Shares of beneficial interest issued and outstanding....................................................         10,822
  Net asset value.........................................................................................   $      17.04
-------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Shares of beneficial interest, at par.....................................................................   $     35,562
Additional paid-in capital................................................................................    522,301,564
Undistributed net investment income.......................................................................      7,013,267
Accumulated undistributed net realized gains from investment transactions.................................      8,862,534
Accumulated undistributed net realized gains from foreign currency transactions...........................      1,596,900
Net unrealized appreciation from investments..............................................................     65,436,746
Net unrealized appreciation from translation of assets and liabilities denominated in foreign
  currencies..............................................................................................        686,992
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS, AUGUST 31, 1996...............................................................................   $605,933,565
=========================================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended August 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of foreign taxes of $1,234,207)..........................               $  7,470,878
Interest................................................................                  1,172,285
---------------------------------------------------------------------------------------------------
TOTAL INCOME............................................................                  8,643,163
---------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees...........................................................  $3,873,513
Administration fees.....................................................     536,016
Distribution fees (Class A Shares)......................................      67,600
Distribution fees (Class B Shares)......................................         136
Accounting fees.........................................................      30,184
Audit fees..............................................................      93,016
Transfer agent fees and expenses........................................      51,778
Custodian fees and expenses.............................................     327,872
Registration fees.......................................................      49,240
Amortization of organization expenses...................................      39,336
Legal fees..............................................................      11,102
Trustees' fees..........................................................      15,552
Reports to shareholders.................................................     107,452
Other expenses..........................................................     124,349
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES..........................................................                  5,327,146
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...................................................                  3,316,017
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN
  CURRENCIES:
Net realized gains from investment transactions.........................                  8,391,035
Net realized gains from foreign currency transactions...................                 15,336,402
Net change in unrealized appreciation from investments..................                 38,713,502
Net change in unrealized appreciation from translation of assets and
  liabilities denominated in foreign currencies.........................                (19,628,913)
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS AND FOREIGN
  CURRENCIES............................................................                 42,812,026
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................               $ 46,128,043
===================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.


PILOT INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------
                                                                          FOR THE             FOR THE
                                                                         YEAR ENDED          YEAR ENDED
                                                                         AUGUST 31,          AUGUST 31,
                                                                            1996                1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income............................................     $  3,316,017        $  2,760,153
  Net realized gains from investment transactions..................        8,391,035           7,897,049
  Net realized gains from foreign currency transactions............       15,336,402           2,930,897
  Net change in unrealized appreciation from investments...........       38,713,502         (15,002,978)
  Net change in unrealized appreciation from translation of assets
     and liabilities denominated in foreign currencies.............      (19,628,913)          9,613,918
----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations.............       46,128,043           8,199,039
----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Pilot Shares.....................................................      (11,112,928)         (2,165,488)
  Class A Shares...................................................         (765,596)           (248,680)
----------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net investment income.........      (11,878,524)         (2,414,168)
----------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM NET REALIZED GAINS:
  Pilot Shares.....................................................       (9,018,759)         (5,727,080)
  Class A Shares...................................................         (648,034)           (657,682)
----------------------------------------------------------------------------------------------------------
Total dividends to shareholders from net realized gains............       (9,666,793)         (6,384,762)
----------------------------------------------------------------------------------------------------------
PORTFOLIO SHARE TRANSACTIONS:
  Proceeds from shares issued......................................      215,676,940          93,286,629
  Dividends reinvested.............................................       16,367,712           7,173,468
  Cost of shares redeemed..........................................      (41,530,325)        (61,574,895)
----------------------------------------------------------------------------------------------------------
  Net increase in net assets from Portfolio share transactions.....      190,514,327          38,885,202
----------------------------------------------------------------------------------------------------------
Total Increase in Net Assets.......................................      215,097,053          38,285,311
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period................................................      390,836,512         352,551,201
----------------------------------------------------------------------------------------------------------
End of period (including accumulated undistributed net investment
  income of $7,013,267 and $2,488,507, respectively.)..............     $605,933,565        $390,836,512
==========================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements
August 31, 1996

--------------------------------------------------------------------------------

1. GENERAL

The Pilot International Equity Fund, formerly Pilot Kleinwort Benson International Equity Fund, (the "Portfolio") is a separate diversified portfolio of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin. The Fund currently offers twelve portfolios. The accompanying financial statements are those of the Portfolio only.

The Portfolio offers three classes of shares: Pilot Shares, Class A Shares and Class B Shares. Pilot Shares, Class A Shares and Class B Shares are substantially the same except that Class A Shares bear the fees payable under the Portfolio's Class A Distribution Plan and Class B Shares bear the fees payable under the Portfolio's Class B Distribution Plan. The Class B Shares commenced offering on July 1, 1996.

The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with FUNDS IV Trust ("FUNDS IV"), a Massachusetts business trust. The agreement contemplates that each of six investment portfolios of FUNDS IV will transfer substantially all of the assets and liabilities of FUNDS IV to a corresponding Portfolio of the Fund. The Board of Trustees of FUNDS IV and the FUNDS IV shareholders, at a special shareholder meeting held September 17, 1996, each approved the Reorganization Agreement which became effective October 21, 1996.

Boatmen's Trust Company ("Boatmen's") serves as the Fund's investment adviser. Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") serves as the Portfolio's investment manager. BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuation

Investments in securities traded on a U.S. or foreign securities exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at their last sale or closing price on the principal exchange on which they are traded or NASDAQ, on the valuation day. If no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked price, and securities traded on a foreign exchange will be valued at the official bid price. Unlisted equity securities for which market quotations are available are valued at the mean between the most recent bid and asked prices.

Debt securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities

--------------------------------------------------------------------------------

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation. Restricted securities, and other securities for which quotations are not readily available, are valued at fair value using methods approved by the Board of Trustees of the Fund.

B. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gains (losses) from foreign currency translation will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and securities; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

C. Forward Foreign Currency Exchange Contracts

The Portfolio is authorized to enter into forward foreign exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are reflected net in the Portfolio's Statement of Assets and Liabilities. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 1996, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

D. Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income is allocated to the separate classes of shares based upon their relative net assets.

E. Dividends to Shareholders

Dividends of the Portfolio are declared and paid annually to shareholders of record at the close of business on the day of declaration. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of the Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolio on the ex-dividend date.

--------------------------------------------------------------------------------

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, have been reclassified among the components of net assets.

F. Federal Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required.

G. Organizational Expenses

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight-line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolio.

H. Expenses

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the portfolios based on each portfolio's relative net assets. The expenses of the Portfolio (other than expenses incurred pursuant to the Class A and Class B Distribution Plans) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. Advisory Agreement

Boatmen's is the Portfolio's investment adviser under an Advisory Agreement. Under the Advisory Agreement, Boatmen's supervises the activities of Kleinwort Benson, the Portfolio's investment manager. As compensation for the services rendered under the Advisory Agreement and the assumption of the expenses related thereto, Boatmen's is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.80% of the Portfolio's average daily net assets.

B. Investment Management Agreement

The Portfolio has entered into an Investment Management Agreement with Kleinwort Benson and Boatmen's. Under the Investment Management Agreement, Kleinwort Benson, subject to the general supervision of the Portfolio's Board of Trustees and Boatmen's, manages the investment operations of the Portfolio. As compensation for the services rendered pursuant to the Investment Management Agreement, Kleinwort Benson is entitled to a fee, paid by Boatmen's directly out of Boatmen's advisory fee, computed daily and payable monthly, at an annual rate equal to 0.40% of the Portfolio's average daily net assets up to $325,000,000 and 0.25% of such assets in excess of $325,000,000.

At a special meeting of stockholders of the Portfolio, held on November 30, 1995, shareholders approved a new Investment Management Agreement between the Trust, on behalf of the Portfolio, Kleinwort Benson and Boatmen's. Such approval was necessary because of the merger of Kleinwort Benson Group PLC and Dresdner Bank AG.

C. Administration Agreement

The Portfolio has entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of the Portfolio. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.115% of the first $1.5 billion of the aggregate average net assets of all of the portfolios constituting the Fund, plus 0.11% of the next $1.5 billion of such assets, plus 0.1075% of such assets in excess of $3.0 billion.

--------------------------------------------------------------------------------

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

D. Distribution Agreements

The Portfolio adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for its Class A and Class B Shares. Under these Plans, the Distributor receives payments for distribution and support services. The Distribution Plan for Class A Shares, formerly the Administration Plan, authorizes payments to the Distributor and service organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts.

Payments under the Distribution Plan for Class A Shares may not exceed 0.25% (on an annual basis) of the average daily net assets of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue. The Distribution Plan for Class A Shares replaced the Portfolio's Administration Plan effective April 5, 1996 under substantially the same terms. Fees incurred under the Distribution Plan for Class A Shares and the Administration Plan have been combined in the financial statements.

Distribution payments under the Distribution Plan for Class B Shares may not exceed 1.00% (on an annual basis) of the average daily net assets of the Class B Shares. Not more than 0.25% of such value will be used to compensate service organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees as well as expenses related to other promotional and distribution activities.

Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Portfolio or its Class B Shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

E. Transfer Agent Agreement

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. Prior to April 26, 1996, National Financial Data Services was the transfer agent for Class A Shares. BISYS does not receive a fee for the transfer agent services provided.

F. Custodian Agreement

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolio. In connection with the Custodian Agreement with Boatmen's, the Portfolio incurred expenses of approximately $20,000. Prior to May 6, 1996, State Street Bank & Trust served the Portfolios as custodian.

G. Fund Accounting Agreement

BISYS is the fund accounting agent for the Portfolio. Pursuant to the terms of the Fund Accounting Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.012% of average daily net assets. The fee will not exceed, on an annual basis, $200,000.

--------------------------------------------------------------------------------

PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)
August 31, 1996

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

For the year ended August 31, 1996, cost of purchases and proceeds from sales or maturities of securities (excluding short-term investments) were $284,891,243 and $103,861,631, respectively.

5. PORTFOLIO SHARE TRANSACTIONS

Transactions in Portfolio shares of the Portfolio are as follows (000 omitted):

                                         YEAR         YEAR
                                         ENDED        ENDED
                                      AUGUST 31,   AUGUST 31,
                                         1996         1995
                                      ----------   ----------
CAPITAL TRANSACTIONS:
Pilot Shares:
    Proceeds from shares issued.....   $214,270     $ 92,626
    Dividends reinvested............     15,491        6,608
    Cost of shares redeemed.........    (37,293)     (44,103)
                                        -------    ---------
    Change in net assets from Pilot
      share transactions............   $192,468     $ 55,131
                                        =======    =========
Class A Shares:
    Proceeds from shares issued.....   $  1,223     $    659
    Dividends reinvested............        877          566
    Cost of shares redeemed.........     (4,237)     (17,471)
                                        -------    ---------
    Change in net assets from Class
      A share transactions..........   $ (2,137)    $(16,246)
                                        =======    =========
Class B Shares:
    Proceeds from shares issued.....   $    183
    Dividends reinvested............         --
    Cost of shares redeemed.........         --
                                        -------
    Change in net assets from Class
      B share transactions..........   $    183
                                        =======
Total change in net assets from
  portfolio share transactions......   $190,514     $ 38,885
                                        =======    =========

                                         YEAR         YEAR
                                        ENDED        ENDED
                                      AUGUST 31,   AUGUST 31,
                                         1996         1995
                                      ----------   ----------
SHARE TRANSACTIONS:
Pilot Shares:
    Issued..........................     12,865        6,037
    Reinvested......................        967          451
    Redeemed........................     (2,235)      (2,937)
                                        -------    ---------
    Change in Pilot Shares..........     11,597        3,551
                                        =======    =========
Class A Shares:
    Issued..........................         73           44
    Reinvested......................         55           39
    Redeemed........................       (258)      (1,133)
                                        -------    ---------
    Change in Class A Shares........       (130)      (1,050)
                                        =======    =========
Class B Shares:
    Issued..........................         11
    Reinvested......................         --
    Redeemed........................         --
    Change in Class B Shares........         11
                                        -------
Total change in shares..............     11,478        2,501
                                        =======    =========

6. FEDERAL INCOME TAX INFORMATION

For the year ended August 31, 1996, capital gain dividend distributions from long-term capital gains were approximately $8,649,780.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


THE PILOT INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

Financial Highlights
---------------------------------------------------------------------------------------------------------------------------

                                            PILOT INTERNATIONAL
                                              EQUITY FUND(A)              PILOT KLEINWORT BENSON INTERNATIONAL EQUITY FUND
                                      -------------------------------   ----------------------------------------------------
                                                                                                          YEAR ENDED
                                                YEAR ENDED                    YEAR ENDED               AUGUST 31, 1994
                                              AUGUST 31, 1996               AUGUST 31, 1995       --------------------------
                                      -------------------------------   -----------------------                   PILOT
                                       PILOT     CLASS A    CLASS B       PILOT       CLASS A       PILOT     ADMINISTRATION
                                       SHARES    SHARES    SHARES(B)      SHARES     SHARES(C)      SHARES        SHARES
                                      --------   -------   ----------   ----------   ----------   ----------  --------------
Net Asset Value,
  Beginning of Period................ $  16.24   $ 16.14    $  17.54     $   16.34    $  16.29     $   14.14     $  14.13
                                      --------   -------   ----------   ----------   ----------   ----------      -------
Investment Activities
    Net investment income (loss).....     0.18      0.04          --          0.13(g)    0.08(g)        0.11(g)      0.07(g)
    Net realized and unrealized gain
      (loss) from investments........     1.61      1.69       (0.65)        (0.22)(g)  (0.22)(g)       1.65(g)      1.65(g)
    Net realized and unrealized gain
      (loss) from foreign
      currencies.....................    (0.13)    (0.12)       0.15          0.39(g)    0.39(g)        0.59(g)      0.59(g)
                                      --------   -------   ----------   ----------   ----------   ----------      -------
    Total from Investment
      Activities.....................     1.66      1.61       (0.50)         0.30        0.25          2.35         2.31
Distributions
    From net investment income.......    (0.46)    (0.46)         --         (0.11)      (0.11)           --           --
    From net realized gains
      from investments and
      foreign currencies.............    (0.39)    (0.39)         --         (0.29)      (0.29)        (0.15)       (0.15)
                                      --------   -------   ----------   ----------   ----------   ----------      -------
    Total distributions..............    (0.85)    (0.85)         --         (0.40)      (0.40)        (0.15)       (0.15)
                                      --------   -------   ----------   ----------   ----------   ----------      -------
Net Asset Value, End of Period....... $  17.05   $ 16.90    $  17.04     $   16.24    $  16.14     $   16.34     $  16.29
                                      ========   =======   =========      ========   =========      ========  =============
Total Return(i)......................   10.64%    10.40%       (2.85)%       2.08%       1.77%        16.75%       16.48%
Ratios/Supplemental Data:
    Net Assets at end
      of period (000)................ $579,019   $26,730    $    184     $ 363,212    $ 27,625     $ 307,561     $ 44,990
    Ratio of expenses to average net
      assets.........................    1.08%     1.32%       2.06%(j)      1.18%       1.42%         1.12%        1.37%
    Ratio of net investment income
      (loss) to average net assets...    0.69%     0.48%       (0.32)%(j)      0.82%     0.50%         0.75%        0.48%
    Portfolio turnover rate(k).......   22.31%    22.31%      22.31%        35.91%      35.91%        35.40%       35.40%
    Average commission rate
      paid(l)........................ $ 0.0160   $0.0160    $ 0.0160

---------------

 (a) The Pilot Kleinwort Benson International Equity Fund has been renamed the
     Pilot International Equity Fund effective November 30, 1995.
 (b) Class B Shares were initially issued on July 1, 1996.
 (c) The Pilot Administration Shares were redesignated the Class A Shares.
 (d) Pilot Shares were initially issued on July 26, 1993.
 (e) Prior to July 12, 1993, the Pilot Administration Shares were not subject to an Administration plan.
 (f) Prior to a tax-free reorganization into Pilot Administration Shares effective July 12, 1993, the Pilot Kleinwort Benson International Equity
     Portfolio was a separate portfolio of Kleinwort Benson Investment
     Strategies known as Kleinwort Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International
     Investment Limited and had a December 31 year end.
 (g) Calculated based on the average shares outstanding methodology.
 (h) For years preceding the fiscal period ended August 31, 1993, net realized and unrealized gains (losses) from investments included net realized and unrealized gains (losses) from foreign currencies.
 (i) Total return excludes sales charge of Class A Shares and is not annualized.
 (j) Annualized.
 (k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.
 (l) Represents the total dollar amount of commissions paid on security transactions, for the time period of May 4, 1996 to August 31, 1996, divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.
(m) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.
---------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

THE PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                   KLEINWORT BENSON
      PILOT KLEINWORT BENSON     INTERNATIONAL EQUITY
     INTERNATIONAL EQUITY FUND           FUND
     -------------------------   --------------------
        EIGHT MONTHS ENDED            YEAR ENDED
          AUGUST 31, 1993         DECEMBER 31, 1992
     -------------------------   --------------------
                    PILOT               PILOT
      PILOT     ADMINISTRATION      ADMINISTRATION
     SHARES(D)      SHARES           SHARES(E)(F)
     --------   --------------   --------------------
     $  13.15      $  11.85            $  12.29
     --------       -------             -------
        (0.01)(g)        0.02(g)           0.04(g)
         1.10(g)        2.51(g)           (0.46)(g)(h)
        (0.10)(g)       (0.25)(g)             --
     --------       -------             -------
         0.99          2.28               (0.42)
           --            --               (0.02)
           --            --                  --
     --------       -------             -------
           --            --               (0.02)
     --------       -------             -------
     $  14.14       $ 14.13             $ 11.85
     ========       =======             =======
        7.53%        19.24%             (3.42)%
     $195,548      $ 55,816            $ 56,358
        1.31%(j)      2.17%(j)            1.78%
      (0.56)%(j)      0.25%(j)            0.35%
       26.65%(m)     26.65%(m)           58.55%

--------------------------------------------------------------------------------

Report of Independent Public Accountants

--------------------------------------------------------------------------------

To the Shareholders and Trustees of the Pilot International Equity Fund:

    We have audited the accompanying statement of assets and liabilities of the Pilot International Equity Fund (formerly Pilot Kleinwort Benson International Equity Fund) of The Pilot Funds (a Massachusetts business trust), including the portfolio of investments as of August 31, 1996, and the related statement of operations for the period then ended, the statement of changes in net assets for the periods presented, and the financial highlights for the periods ended August 31, 1996, 1995, 1994 and 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1992, was audited by other auditors whose report dated January 29, 1993, expressed an unqualified opinion on those financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pilot International Equity Fund as of August 31, 1996, the results of its operations and the changes in its net assets for the periods presented and the financial highlights for the periods ended August 31, 1996, 1995, 1994 and 1993 in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
October 21, 1996

Financial             Pilot International
Direction             Equity Fund

[logo]







                ANNUAL REPORT
              AUGUST 31, 1996

               THE
               PILOT
               FUNDS

  NOT    May Lose Value
 FDIC    No Bank Guarantee
INSURED  No Govt. Guarantee

Distributor: Pilot Funds Distributors, Inc. 10/96

         PILINT96ANN    ---------------
                           Bulk Rate
                         U.S. Postage
                             PAID
                         Cleveland, OH
                         Permit No. 1
                        ---------------